                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager:


Name:                        United Fire & Casualty Company
Address:                     118 Second Ave., S.E.
                             Cedar Rapids, IA 52407

Form 13F File Number:        28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:



Name:                        Dianne M. Lyons
Title:                       Controller
Phone:                       319-399-5723



Signature, Place and Date of Signing:

/s/ Dianne M. Lyons       Cedar Rapids             IA 05-15-02

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:                            0
Form 13F Information Table Entry Total:                      94
Form 13F Information Table Value Total:               $ 118,047 (in thousands)
List of Other Included Managers:                           NONE

FORM 13F INFORMATION TABLE

                                                               VALUE     SHARES/  SH/ PUT/ INVSTMNT   OTHER     --VOTING AUTHORITY--
  NAME OF ISSUER                   TITLE OF CLASS   CUSIP    (x $1000)  PRN AMT   PRN CALL DSCRETN    MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc                    Common    00184a-10-5 $   173        7,300 SH       Defined              7,300
Abbott Laboratories                    Common    002824-10-0   6,312      120,000 SH       Sole               120,000
Alderwoods Group Inc                   Common    014383-10-3     342       38,421 SH       Sole                38,421
Alliant Energy Corporation             Common    018802-10-8     604       20,000 SH       Sole                20,000
Alliant Energy Corporation             Common    018802-10-8     973       32,200 SH       Sole                32,200
ALLTEL Corporation                     Common    020039-10-3     140        2,518 SH       Sole                 2,518
American Express Co                    Common    025816-10-9     335        8,175 SH       Defined              8,175
American Strategic Inc Port II         Common    030099-10-5     325       25,420 SH       Sole                25,420
Anheuser-Busch Companies Inc           Common    035229-10-3     209        4,000 SH       Sole                 4,000
Applied Materials Inc                  Common    038222-10-5     415        7,650 SH       Defined              7,650
Automatic Data Processing              Common    053015-10-3     297        5,100 SH       Defined              5,100
BCE Inc                                Common    05534B-10-9     285       16,200 SH       Sole                16,200
BRE Properties Inc                     Common    05564E-10-6     585       18,000 SH       Sole                18,000
Bank of America Corporation            Common    060505-10-4   4,421       65,000 SH       Sole                65,000
Bank One Corporation                   Common    06423A-10-3   1,827       43,740 SH       Sole                43,740
Bell South Corporation                 Common    079860-10-2     590       16,000 SH       Sole                16,000
Bemis Company Inc                      Common    081437-10-5     473        8,700 SH       Sole                 8,700
Boeing Company                         Common    097023-10-5   1,448       30,000 SH       Sole                30,000
Boeing Company                         Common    097023-10-5     241        5,000 SH       Sole                 5,000
Burlington Northern Santa Fe           Common    12189T-10-4     488       16,158 SH       Sole                16,158
Burlington Resources Inc               Common    122014-10-3     280        6,972 SH       Sole                 6,972
CVS Corp Delaware                      Common    126650-10-0     242        7,050 SH       Defined              7,050
Cincinnati Financial Corp              Common    172062-10-1  12,683      290,500 SH       Sole               290,500
Citigroup Inc                          Common    172967-10-1     293        5,916 SH       Defined              5,916
Compaq Computer Corp                   Common    204493-10-0      64        6,150 SH       Defined              6,150
Cummins Inc                            Common    231021-10-6     236        5,000 SH       Sole                 5,000
Cummins Inc                            Common    231021-10-6     687       14,545 SH       Sole                14,545
Dean Foods Company                     Common    242370-10-4   1,218       16,087 SH       Sole                16,087
Dow Chemical Company                   Common    260543-10-3   1,963       60,000 SH       Sole                60,000
Duke Energy Corporation                Common    264399-10-6   3,024       80,000 SH       Sole                80,000
Eastman Chemical Company               Common    277432-10-0     244        5,000 SH       Sole                 5,000
Eastman Kodak Company                  Common    277461-10-9     623       20,000 SH       Sole                20,000
Electronic Data Sys                    Common    285661-10-4     235        4,050 SH       Defined              4,050
Emerson Electric Co                    Common    291011-10-4     362        6,300 SH       Sole                 6,300
Exxon Mobil Corporation                Common    30231G-10-2   1,753       40,000 SH       Sole                40,000
Exxon Mobil Corp                       Common    30231G-10-2     249        5,675 SH       Defined              5,675
Fannie Mae                             Common    313586-10-9     268        3,350 SH       Defined              3,350
Federal Signal Corporation             Common    313855-10-8   1,776       74,864 SH       Sole                74,864
Ford Motor Company                     Common    345370-86-0     495       30,000 SH       Sole                30,000
Arthur J Gallagher & Co                Common    363576-10-9     338       10,321 SH       Sole                10,321
General Electric Company               Common    369604-10-3   6,741      180,000 SH       Sole               180,000
General Elec Co                        Common    369604-10-3     279        7,450 SH       Defined              7,450
H J Heinz Company                      Common    423074-10-3   1,868       45,000 SH       Sole                45,000
Honeywell International Inc            Common    438516-10-6     957       25,000 SH       Sole                25,000
Honeywell International Inc            Common    438516-10-6     222        5,793 SH       Defined              5,793
Intel Corp                             Common    458140-10-0     324       10,650 SH       Defined             10,650
J P Morgan Chase & Co                  Common    46625h-10-0     244        6,850 SH       Defined              6,850
Johnson & Johnson                      Common    478160-10-4     383        5,900 SH       Defined              5,900
Lucent Technologies                    Common    549463-10-7      14        2,900 SH       Defined              2,900
Merck & Co Inc                         Common    589331-10-7     230        4,000 SH       Defined              4,000
Merrill Lynch & Co Inc                 Common    590188-10-8     325        5,875 SH       Defined              5,875
Motorola Inc                           Common    620076-10-9     852       60,000 SH       Sole                60,000
Newell Rubbermaid Inc                  Common    651229-10-6     504       15,766 SH       Sole                15,766
Nicor Inc                              Common    654086-10-7     911       20,000 SH       Sole                20,000
Nokia Corp                             Common    654902-20-4     175        8,425 SH       Defined              8,425
Nortel Networks Corporation            Common    656568-10-2     114       25,440 SH       Sole                25,440
Ohio Casualty Corporation              Common    677240-10-3     189       10,000 SH       Sole                10,000
Old Republic International Cor         Common    680223-10-4   2,979       93,168 SH       Sole                93,168
PPG Industries                         Common    693506-10-7     220        4,000 SH       Sole                 4,000
Penford Corporation                    Common    707051-10-8     322       20,000 SH       Sole                20,000
Penwest Pharmaceuticals Co.            Common    709754-10-5     582       30,000 SH       Sole                30,000
PepsiCo Inc                            Common    713448-10-8     515       10,000 SH       Sole                10,000
Pfizer                                 Common    717081-10-3     232        5,850 SH       Defined              5,850
Pioneer-Standard Electronics           Common    723877-10-6   3,271      231,187 SH       Sole               231,187
Pioneer-Standard Electronics           Common    723877-10-6     685       48,384 SH       Sole                48,384
Procter & Gamble Company               Common    742718-10-9   2,523       28,000 SH       Sole                28,000
Progress Energy Inc                    Common    743263-10-5     957       19,131 SH       Sole                19,131
QCR Holdings Inc                       Common    74727A-10-4     591       45,454 SH       Sole                45,454
Royal Bank of Scotland Group Series C  Preferred 780097-40-8      25        1,000 SH       Sole                 1,000
SBC Communications Inc                 Common    78387G-10-3   2,956       78,960 SH       Sole                78,960
SBC Communications Inc                 Common    78387g-10-3     170        4,550 SH       Defined              4,550
SAFECO Corporation                     Common    786429-10-0   1,282       40,000 SH       Sole                40,000
SAFECO Corporation                     Common    786429-10-0     210        6,550 SH       Sole                 6,550
Safeway Inc                            Common    786514-20-8     231        5,125 SH       Defined              5,125
St Paul Companies Inc                  Common    792860-10-8     459       10,000 SH       Sole                10,000
St Paul Companies Inc                  Common    792860-10-8     540       11,774 SH       Sole                11,774
Schering Plough Corp                   Common    806605-10-1     207        6,600 SH       Defined              6,600
Shopko Stores Inc                      Common    824911-10-1     362       20,000 SH       Sole                20,000
TXU Corporation                        Common    873168-10-8   1,635       30,000 SH       Sole                30,000
Tellabs Inc                            Common    879664-10-0     223       21,300 SH       Defined             21,300
Texas Instruments                      Common    882508-10-4     311        9,400 SH       Defined              9,400
TPG NV                                 Common    892339-10-2      85        4,034 SH       Sole                 4,034
Tricon Global Restaurants Inc          Common    895953-10-7      59        1,000 SH       Sole                 1,000
U S Bancorp                            Common    902973-30-4  17,687      783,632 SH       Sole               783,632
U S Bancorp                            Common    902973-30-4   1,372       60,784 SH       Sole                60,784
US Bancorp                             Common    902973-30-4     258       11,450 SH       Defined             11,450
Vectren Corporation                    Common    92240G-10-1     685       26,658 SH       Sole                26,658
Verizon Communications Inc             Common    92343V-10-4     738       16,000 SH       Sole                16,000
Verizon Communications Inc             Common    92343V-10-4     952       20,648 SH       Sole                20,648
Wachovia Corporation                   Common    929903-10-2   1,113       30,008 SH       Sole                30,008
Wells Fargo & Company                  Common    949746-10-1   5,788      117,176 SH       Sole               117,176
Western Resources Inc                  Common    959425-10-9     172       10,000 SH       Sole                10,000
Wintrust Financial Corporation         Common    97650W-10-8   5,295      230,523 SH       Sole               230,523
Xcel Energy Inc.                       Common    98389B-10-0     507       20,000 SH       Sole                20,000
------------------------------------------------------------------------------------------------------------------------------------
Report Summary                94 Data Records             $ 118,047               0 other managers on whose behalf report is filed